Financing instruments payable - Debt securities, additional information (Details) R$ in Thousands, $ in Millions			12 Months Ended
	Jul. 01, 2021 BRL (R$)	Jul. 01, 2021 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jul. 19, 2022 BRL (R$)	Dec. 08, 2021 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Notional value			R$ 18,563,230	R$ 9,738,021	R$ 2,537,950
Proceeds from borrowings			0	1,570,639	R$ 0
Debentures			2,028,681	169,094
Senior Unsecured Notes Due on July 1, 2026
Disclosure of detailed information about borrowings [line items]
Notional value | $		$ 750
Proceeds from borrowings	R$ 3,697,000	$ 739
Interest rate		3.25%
Non-Convertible Debentures | XP Energia
Disclosure of detailed information about borrowings [line items]
Debentures			R$ 1,922,563	736,431		R$ 1,800,000	R$ 485,511
Non-Convertible Debentures | XP Energia | Top of range
Disclosure of detailed information about borrowings [line items]
Notional value							R$ 1,000,000
Non-Convertible Debentures | XP Energia | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis							2.50%
Non-Convertible Debentures | XP Energia | Series 1 [Member]
Disclosure of detailed information about borrowings [line items]
Debentures						900,000
Non-Convertible Debentures | XP Energia | Series 1 [Member] | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis			1.75%
Non-Convertible Debentures | XP Energia | Series 2 [Member]
Disclosure of detailed information about borrowings [line items]
Debentures						R$ 900,000
Non-Convertible Debentures | XP Energia | Series 2 [Member] | CDI Rate
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis			1.90%
Non-Convertible Debentures | Entities outside the Group [Member]
Disclosure of detailed information about borrowings [line items]
Debentures				R$ 106,118